Note 3 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Level 3 Valuation Reconciliation (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Level 3 Valuation Reconciliation

Stock Warrant
Level 3 Reconciliation:	Derivative
Level 3 assets and liabilities at December 31, 2012	$(5,687,262)
Purchases, sales, issuances and settlements (net)	5,687,262
Total level 3 assets and liabilities at December 31, 2013	$-